Property and Equipment, Net (Details) - Schedule of property and equipment - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 161	$ 134	$ 117
Construction in progress	3,197	511
Total property and equipment	3,358	645	117
Less: accumulated depreciation	(57)	(36)	(13)
Property and equipment, net	$ 3,301	$ 609	$ 104